FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman - Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: September 30

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record

Nuveen NWQ Preferred Securities Fund

Flaherty & Crumrine/ClayMore Preferred Securities Income Fund, Inc.

Ticker:	FFC	CUSIP	338478100
Meeting Date	22-Apr-10	Meeting Type	Annual

		Management Recommendation	Vote Instruction

1.1	Elect Director Donald F. Crumrine	For	For
1.2	Elect Director Robert F. Wulf	For	For

Lockheed Martin Corporation

Ticker:	LMT	CUSIP	539830109
Meeting Date	22-Apr-10	Meeting Type	Annual

		Management Recommendation	Vote Instruction

1	Elect Director E. C. “Pete” Aldrige, Jr.	For	For
2	Elect Director Nolan D. Archibald	For	For
3	Elect Director David B. Burritt	For	For
4	Elect Director James O. Ellis, Jr.	For	For
5	Elect Director Gwendolyn S. King	For	For
6	Elect Director James M. Loy	For	For
7	Elect Director Douglas H. McCorkindale	For	For
8	Elect Director Joseph W. Ralston	For	For
9	Elect Director James Schneider	For	For
10	Elect Director Anne Stevens	For	For
11	Elect Director Robert J. Stevens	For	For
12	Ratify Auditors	For	For
13	Report on Space-based Weapons Program	Against	Against

Barrick Gold Corp.

Ticker:	ABX	CUSIP	067901108
Meeting Date	28-Apr-10	Meeting Type	Annual

		Management Recommendation	Vote Instruction

1.1	Elect H.L. Beck as Director	For	For
1.2	Elect C.W.D. Birchall as Director	For	For
1.3	Elect D.J. Carty as Director	For	For
1.4	Elect G.Cisneros as Director	For	For
1.5	Elect M.A. Cohen as Director	For	For
1.6	Elect P.A. Cossgrove as Director	For	For
1.7	Elect R.M. Franklin as Director	For	For
1.8	Elect J.B. Harvey as Director	For	For
1.9	Elect B. Mulroney as Director	For	For
1.10	Elect A. Munk as Director	For	For
1.11	Elect P. Munk as Director	For	For
1.12	Elect A.W. Regent as Director	For	For
1.13	Elect N.P. Rothschild as Director	For	For
1.14	Elect S.J. Shaprio as Director	For	For
2	Approve PricewaterhouseCoppers LLP as Auditors and Authorize B	For	For
oard to Fix Their Remuneration
3	Advisory Vote on Executive Compensation Approach	For	For

Motorola, Inc.

Ticker:	MOT	CUSIP	620076109
Meeting Date	03-May-10	Meeting Type	Annual

		Management Recommendation	Vote Instruction

1	Elect Director Gregory Q. Brown	For	For
2	Elect Director David W. Dorman	For	For
3	Elect Director William R. Hambrecht	For	For
4	Elect Director Sanjay K. Jha	For	For

5	Elect Director Keith A. Meister	For	For
6	Elect Director Thomas J. Meredith	For	For
7	Elect Director Samuel C. Scott III	For	For
8	Elect Director James R. Stengel	For	For
9	Elect Director Anthony J. Vinciquerra	For	For
10	Elect Director Douglas A. Warner III	For	For
11	Elect Director John A. White	For	For
12	Advisory Vote to Ratify Named Executive Officers’ Compensation	For	Against
13	Ratify Auditors	For	For
14	Amend Human Rights Policies	Against	Against
15	Reincorporate in Another State [from Delaware to North Dakota]	Against	Against

Genworth Financial, Inc.

Ticker:	GNW	CUSIP	37247D106
Meeting Date	12-May-10	Meeting Type	Annual

		Management Recommendation	Vote Instruction

1	Elect Director Steven W. Alesio	For	For
2	Elect Director Michael D. Fraizer	For	For
3	Elect Director Nancy J. Karch	For	For
4	Elect Director J. Robert “Bob” Kerrey	For	For
5	Elect Director Risa J. Lavizzo-Mourey	For	For
6	Elect Director Christine B. Mead	For	For
7	Elect Director Thomas E. Moloney	For	For
8	Elect Director James A. Parke	For	For
9	Elect Director James S. Riepe	For	For
10	Amend Omnibus Stock Plan	For	For
11	Ratify Auditors	For	For

Philip Morris International Inc.

Ticker:	PM	CUSIP	718172109
Meeting Date	12-May-10	Meeting Type	Annual

		Management Recommendation	Vote Instruction

1	Elect Director Harold Brown	For	For
2	Elect Director Mathis Cabiallavetta	For	For
3	Elect Director Louis C. Camilleri	For	For
4	Elect Director J. Dudley Fishburn	For	For
5	Elect Director Jennifer Li	For	For
6	Elect Director Graham Mackay	For	For
7	Elect Director Sergio Marchionne	For	For
8	Elect Director Lucio A. Noto	For	For
9	Elect Director Carlos Slim Helu	For	For
10	Elect Director Stephen M. Wolf	For	For
11	Ratify Auditors	For	For
12	Report on Effect of Marketing Practices on the Poor	Against	Against
13	Establish Supplier Human Rights Purchasing Protocols	Against	Against

The Hartford Financial Services Group, Inc.

Ticker:	HIG	CUSIP	416515104
Meeting Date	19-May-10	Meeting Type	Annual

		Management Recommendation	Vote Instruction

1	Elect Director Robert B. Allardice, III	For	For
2	Elect Director Trevor Fetter	For	For
3	Elect Director Paul G. Kirk, Jr.	For	For
4	Elect Director Liam E. McGee	For	For
5	Elect Director Gail J. McGovern	For	For
6	Elect Director Michael G. Morris	For	For
7	Elect Director Thomas A. Renyi	For	For
8	Elect Director Charles B. Strauss	For	For
9	Elect Director H. Patrick Swygert	For	For
10	Ratify Auditors	For	For

11	Approve Omnibus Stock Plan	For	For
12	Amend Executive Incentive Bonus Plan	For	For
13	Reimburse Proxy Contest Expenses	Against	For

Merck & Co., Inc.

Ticker:	MRK	CUSIP	58933Y105
Meeting Date	25-May-10	Meeting Type	Annual

		Management Recommendation	Vote Instruction

1	Elect Director Leslie A. Brun	For	For
2	Elect Director Thomas R. Cech	For	For
3	Elect Director Richard T. Clark	For	For
4	Elect Director Thomas H. Glocer	For	For
5	Elect Director Steven F. Goldstone	For	For
6	Elect Director William B. Harrison, Jr.	For	For
7	Elect Director Harry R. Jacobson	For	For
8	Elect Director William N. Kelley	For	For
9	Elect Director C. Robert Kidder	For	For
10	Elect Director Rochelle B. Lazarus	For	For
11	Elect Director Carlos E. Represas	For	For
12	Elect Director Patricia F. Russo	For	For
13	Elect Director Thomas E. Shenk	For	For
14	Elect Director Anne M. Tatlock	For	For
15	Elect Director Craig B. Thompson	For	For
16	Elect Director Wendell P. Weeks	For	For
17	Elect Director Peter C. Wendell	For	For
18	Ratify Auditors	For	For
19	Approve Omnibus Stock Plan	For	Against
20	Approve Non-Employee Director Omnibus Stock Plan	For	Against

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust V

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 27, 2010